Loans Receivable (Classes of the Loan Portfolio Summarized by the Aggregate Risk Level) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	$ 171,700	$ 157,642
Commercial	30,646	22,264
Consumer	83	90
Total	202,429	179,996
One-to-four-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	96,539	101,327
Multi-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	21,241	14,319
Non-residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	43,401	30,753
Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	398	310
Home equity and second mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	10,121	10,933
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	162,197	151,999
Commercial	28,761	22,190
Consumer	83	85
Total	191,041	174,274
Pass [Member] | One-to-four-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	88,137	96,294
Pass [Member] | Multi-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	20,475	14,319
Pass [Member] | Non-residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	43,401	30,753
Pass [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	398	310
Pass [Member] | Home equity and second mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	9,786	10,323
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	766	666
Commercial	1,870
Total	2,636	666
Special Mention [Member] | One-to-four-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:		454
Special Mention [Member] | Multi-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	766
Special Mention [Member] | Home equity and second mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:		212
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	8,737	5,056
Commercial	15	74
Consumer		5
Total	8,752	5,056
Substandard [Member] | One-to-four-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	8,402	4,579
Substandard [Member] | Home equity and second mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	$ 335	$ 398